Pension and Other Benefit Programs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
New vesting service year requirement effective January 1, 2012	3 years
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	$ 1,100	$ 8,500
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	1,000	7,700
Pension plans with accumulated benefit obligations in excess of plan assets, aggregate fair value of plan assets	3	6,400
Total accumulated pension benefit obligations	$ 13,300	$ 13,400
Total accumulated pension benefit obligations, vested percentage	99.00%	99.00%
Additional Capital Contributions Commitment	$ 1,000
Pension and postretirement medical plans, employer contributions	$ 380
Defined contribution plan, contribution rate	50.00%
Savings and investment plans, employees contribution rate	50.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 250
Defined contribution plan, contribution rate	3.00%
Defined Benefit Plan, Expected Future Employer Contributions, Current Fiscal Year				$ 600
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year	$ 300
Defined contribution plan, contribution rate	9.00%
Defined Benefit Plan, Expected Future Employer Contributions, Current Fiscal Year				$ 700
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	$ 12,000	$ 12,800
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	10,100	10,500
Pension and postretirement medical plans, employer contributions	335	1,348
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation	1,600	1,700
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets	700	700
Pension and postretirement medical plans, employer contributions	$ 45	$ 61
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.25%	4.25%	4.25%
UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contributions	$ 162	$ 143	$ 131
Non-US
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contributions	21	$ 20	$ 19
Scenario, Plan
Defined Benefit Plan Disclosure [Line Items]
Decrease in Defined Benefit and Postretirement Medical Cost	87
Defined Benefit and Post Retirement Medical Cost	$ 243